UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

If amended report check here:      | | Amendment Number:

This Amendment (Check only one):   | | is a restatement
                              |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ WILLIAM D'EREDITA
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  February 13, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x] 13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total: $ 906,996,282.00


..
List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. NONE 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

Item 1                                Item 2             Item 3              Item  4               Item 5


                                                                                                    Shares or
                                      Title              CUSIP               Fair Market            Principal
Name of Issuer                        of Class           Number              Value                   Amount
--------------------------------------------------------------------------------------------------------------------------
THE ADVISORY BOARD CO                 COMMON             00762W-10-7               36,905,868.00       1,059,600
AZTAR CORP                            COMMON             054802-95-3                    2,775.00              30 (P)
SEACOR SMIT INC.                      COMMON             811904-10-1                  630,450.00          15,000
DAVITA INC.                           COMMON             23918K-10-8               76,602,396.00       1,964,164
DUN& BRADSTREET                       COMMON             26483E-10-0              118,805,416.00       2,342,840
ECHOSTAR COMMUNICATIONS               COMMON             278762-90-9                  139,500.00             100 (C )
E FUNDS CORP                          COMMON             28224R-10-1               46,173,555.00       2,661,300
FIRST DATA CORP                       COMMON             319963-10-4               90,377,455.00       2,199,500
FIRST DATA CORP                       COMMON             319963-90-4               17,117,100.00          13,585 (C )
FLEETWOOD ENTERPRISES INC.            COMMON             339099-10-3               10,842,768.00       1,056,800
FREDDIE MAC                           COMMON             313400-90-1               38,801,325.00          35,435 (C )
FIND SVP INC.                         COMMON             317718-30-2                  671,250.00         375,000
FOOT LOCKER INC.                      COMMON             344849-10-4               47,706,680.00       2,034,400
FOOT LOCKER INC.                      COMMON             344849-95-4                   21,050.00           2,105 (P)
FREMONT GENERAL CORP.                 COMMON             357288-95-9                   50,000.00           2,500 (P)
GAYLORD ENTERTAINMENT CO.             COMMON             367905-10-6               27,829,155.00         932,300
HEALTHSOUTH CORP.                     COMMON             421924-10-1               22,471,263.00       4,895,700
IRON MOUNTAIN                         COMMON             462846-10-6               68,034,699.00       1,720,655
K2 INC                                COMMON             482732-10-4                  974,961.00          64,100
MATTEL INC.                           COMMON             577081-95-2                  348,500.00           4,100 (P)
PENN NATIONAL GAMING                  COMMON             707569-10-9               64,525,030.00       2,790,875
PEP BOYS                              COMMON             713278-10-9               54,114,994.00       2,366,200
PRECISION CASTPARTS CORP.             COMMON             740189-10-5               30,106,830.00         663,000
RH DONNELLY CORP                      COMMON             74955W-30-7               58,789,298.00       1,475,635
ROTECH HEALTHCARE                     COMMON             778669-10-1               55,209,200.00       2,400,400
SCHERING PLOUGH CORP.                 COMMON             806605-90-1               11,003,400.00          30,565 (C )
SOUTHERN UNION CO.                    COMMON             844030-10-6               27,718,864.00       1,506,460
TECO ENERGY                           COMMON             872375-95-0                1,022,500.00          16,360 (P)



                                                                             -------------------
                                                                                $ 906,996,282.00
                                                                             ===================


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at December 31, 2003 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.



  Item 1                                            Item 6                      Item 7                        Item 8
                                 -----------------------------------------               -----------------------------------------

                                   a)          Sole b) Shared c) Shared-
                                               Managers a) Sole b) Shared c)
                                               Shared As Defined Other See
                                               Instr. As Defined Other
Name of Issuer                                 in Instr. V                       V                     in Instr. V
----------------------------------------------------------------------------------------------------------------------------------
THE ADVISORY BOARD CO                 x                                          1            x
AZTAR CORP                            x                                          1            x
SEACOR SMIT INC.                      x                                          1            x
DAVITA INC.                           x                                          1            x
DUN& BRADSTREET                       x                                          1            x
ECHOSTAR COMMUNICATIONS               x                                          1            x
E FUNDS CORP                          x                                          1            x
FIRST DATA CORP                       x                                          1            x
FIRST DATA CORP                       x                                          1            x
FLEETWOOD ENTERPRISES INC.            x                                          1            x
FREDDIE MAC                           x                                          1            x
FIND SVP INC.                         x                                          1            x
FOOT LOCKER INC.                      x                                          1            x
FOOT LOCKER INC.                      x                                          1            x
FREMONT GENERAL CORP.                 x                                          1            x
GAYLORD ENTERTAINMENT CO.             x                                          1            x
HEALTHSOUTH CORP.                     x                                          1            x
IRON MOUNTAIN                         x                                          1            x
K2 INC                                x                                          1            x
MATTEL INC.                           x                                          1            x
PENN NATIONAL GAMING                  x                                          1            x
PEP BOYS                              x                                          1            x
PRECISION CASTPARTS CORP.             x                                          1            x
RH DONNELLY CORP                      x                                          1            x
ROTECH HEALTHCARE                     x                                          1            x
SCHERING PLOUGH CORP.                 x                                          1            x
SOUTHERN UNION CO.                    x                                          1            x
TECO ENERGY                           x                                          1            x